Summary of composition of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DisclosureTaxesLineItems [Line Items]
Nature	Others
Composition of deferred tax assets and liabilities	$ (6,347)	$ (625)
Composition of deferred tax assets	548	604
Composition of deferred tax liabilities	$ (6,895)	(1,229)
Depreciation amortization and write offs of assets [member]
DisclosureTaxesLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Composition of deferred tax assets and liabilities	$ (781)	(1,362)
Amortization impairment reversals write offs assets [member]
DisclosureTaxesLineItems [Line Items]
Nature	PP&E - Impairment
Composition of deferred tax assets and liabilities	$ 4,643	4,382
Depreciation amortization and write offs of assets one [member]
DisclosureTaxesLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Composition of deferred tax assets and liabilities	$ (15,461)	(12,924)
Payments receipts considerations [member]
DisclosureTaxesLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Composition of deferred tax assets and liabilities	$ 1,418	3,490
Tax depreciation [member]
DisclosureTaxesLineItems [Line Items]
Nature	Lease liabilities
Composition of deferred tax assets and liabilities	$ 589	1,244
Payments and use of provisions [member]
DisclosureTaxesLineItems [Line Items]
Nature	Provision for legal proceedings
Composition of deferred tax assets and liabilities	$ 757	605
Taxable income compensation [member]
DisclosureTaxesLineItems [Line Items]
Nature	Tax loss carryforwards
Composition of deferred tax assets and liabilities	$ 643	1,827
Sales writedowns llosses [member]
DisclosureTaxesLineItems [Line Items]
Nature	Inventories
Composition of deferred tax assets and liabilities	$ 340	228
Payments and use provisions [member]
DisclosureTaxesLineItems [Line Items]
Nature	Employee Benefits
Composition of deferred tax assets and liabilities	$ 1,216	1,250
Others [member]
DisclosureTaxesLineItems [Line Items]
Composition of deferred tax assets and liabilities	$ 289	$ 635